BANK LOANS (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Short-term and long-term bank loans	$ 9.7
Short-term and long-term bank loans maturity date description	mature on various dates from January 12, 2026 to October 31, 2027.
Debt weiighted average interest rate	3.78%	4.11%	4.15%
Interest expense	$ 0.3	$ 0.3	$ 0.4
Maximum [Member]
Debt Instrument [Line Items]
Unsecured short term percentage	3.05%
Maximum [Member] | Short-Term Debt [Member]
Debt Instrument [Line Items]
Debt interest rate	3.85%
Maximum [Member] | Long-Term Debt [Member]
Debt Instrument [Line Items]
Debt interest rate	4.15%
Minimum [Member]
Debt Instrument [Line Items]
Unsecured short term percentage	3.85%
Minimum [Member] | Short-Term Debt [Member]
Debt Instrument [Line Items]
Debt interest rate	3.00%
Minimum [Member] | Long-Term Debt [Member]
Debt Instrument [Line Items]
Debt interest rate	3.40%
Debt interest rate description	floating interest rates at the 1-year China Loan Prime Rate (“LPR”) plus 40 to 105 basis points